Financial Instruments - Schedule of Financial Assets at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets At Amortized Cost [Line Items]
Total current assets	$ 14,340	$ 15,177
Total non-current assets	216	165
Trade receivable and other assets [Member]
Schedule of Financial Assets At Amortized Cost [Line Items]
Total current assets	13,659	14,789
Restricted bank deposit [Member]
Schedule of Financial Assets At Amortized Cost [Line Items]
Total current assets	681	388
Long-term deposit [Member]
Schedule of Financial Assets At Amortized Cost [Line Items]
Total non-current assets	$ 216	$ 165